Share-Based Compensation (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 03, 2020	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total issued and outstanding share capital rate		1.00%
AMTD Digital [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Share-based payment expense (in Dollars)		$ 57	$ 207
AMTD Digital [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares				17,540
Class A Ordinary Shares [Member] | AMTD Digital [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares	38,710
2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of ordinary shares		20,000,000
Total issued and outstanding share capital rate		10.00%